UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2841

Fidelity Capital Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report
for
Fidelity® Capital Appreciation Fund

July 31, 2008

1.804834.104

CAF-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 81.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.6%
Automobiles - 0.6%
Fiat SpA	2,579,885	$ 44,385
Diversified Consumer Services - 0.6%
ITT Educational Services, Inc. (a)(d)	472,224	41,830
Hotels, Restaurants & Leisure - 1.2%
Accor SA (d)	725,344	48,372
Paddy Power PLC (Ireland)	1,357,600	37,831
		86,203
Media - 6.8%
Mediacom Communications Corp. Class A (a)	2,909,723	16,615
The Walt Disney Co. (d)	15,631,693	474,417
		491,032
Multiline Retail - 0.3%
Saks, Inc. (a)(d)	1,982,000	20,197
Specialty Retail - 0.2%
Guess?, Inc.	553,706	17,536
Textiles, Apparel & Luxury Goods - 0.9%
Deckers Outdoor Corp. (a)	600,400	67,851
TOTAL CONSUMER DISCRETIONARY		769,034
CONSUMER STAPLES - 1.4%
Food & Staples Retailing - 1.4%
Wal-Mart Stores, Inc.	1,724,700	101,102
ENERGY - 11.4%
Energy Equipment & Services - 5.4%
BJ Services Co.	2,295,743	67,495
Cameron International Corp. (a)	706,120	33,724
FMC Technologies, Inc. (a)	617,900	38,174
Halliburton Co.	1,459,100	65,397
National Oilwell Varco, Inc. (a)	662,100	52,061
Smith International, Inc.	484,987	36,073
Weatherford International Ltd. (a)	1,456,758	54,963
Willbros Group, Inc. (a)(d)	1,134,900	42,650
		390,537
Oil, Gas & Consumable Fuels - 6.0%
Apache Corp.	132,385	14,850
Canadian Natural Resources Ltd.	397,200	31,040
Chesapeake Energy Corp.	1,946,438	97,614
EOG Resources, Inc.	176,636	17,757
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Hess Corp.	831,600	$ 84,324
Petrobank Energy & Resources Ltd. (a)	482,900	19,432
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,607,200	89,859
XTO Energy, Inc.	1,731,831	81,794
		436,670
TOTAL ENERGY		827,207
FINANCIALS - 4.9%
Capital Markets - 1.5%
Janus Capital Group, Inc.	1,152,464	34,966
T. Rowe Price Group, Inc. (d)	1,197,505	71,671
		106,637
Diversified Financial Services - 2.1%
Bolsa de Mercadorias & Futuros - BM&F SA	1,842,100	16,247
Bovespa Holding SA	1,254,000	15,689
CME Group, Inc. (d)	337,314	121,477
		153,413
Real Estate Management & Development - 1.3%
CB Richard Ellis Group, Inc. Class A (a)(d)	6,724,200	94,475
TOTAL FINANCIALS		354,525
HEALTH CARE - 11.5%
Biotechnology - 5.0%
Biogen Idec, Inc. (a)	5,203,063	362,966
Health Care Providers & Services - 1.4%
Express Scripts, Inc. (a)	561,976	39,642
VCA Antech, Inc. (a)	2,146,038	62,536
		102,178
Life Sciences Tools & Services - 0.5%
Techne Corp. (a)	488,793	38,869
Pharmaceuticals - 4.6%
Allergan, Inc.	2,839,363	147,448
Elan Corp. PLC sponsored ADR (a)	9,017,555	180,802
Questcor Pharmaceuticals, Inc. (a)	983,839	4,919
		333,169
TOTAL HEALTH CARE		837,182
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 16.5%
Airlines - 4.3%
AMR Corp. (a)(d)(e)	14,179,668	$ 128,042
Continental Airlines, Inc. Class B (a)(d)	4,450,100	61,100
Ryanair Holdings PLC sponsored ADR (a)(d)	2,360,484	57,478
UAL Corp.	5,346,512	44,430
US Airways Group, Inc. (a)(d)	3,554,000	17,983
		309,033
Commercial Services & Supplies - 0.5%
Copart, Inc. (a)	886,042	38,862
Electrical Equipment - 3.5%
ABB Ltd. sponsored ADR (a)	689,500	18,079
Alstom SA	2,100,316	235,097
		253,176
Machinery - 3.0%
Cummins, Inc.	1,698,195	112,658
Deere & Co.	1,485,900	104,251
		216,909
Road & Rail - 5.2%
All America Latina Logistica SA unit	2,299,900	29,994
Norfolk Southern Corp.	2,517,208	181,038
Union Pacific Corp.	2,049,700	168,977
		380,009
TOTAL INDUSTRIALS		1,197,989
INFORMATION TECHNOLOGY - 9.9%
Communications Equipment - 1.3%
QUALCOMM, Inc.	1,678,000	92,861
Electronic Equipment & Instruments - 0.5%
Ingram Micro, Inc. Class A (a)	2,049,600	37,774
Internet Software & Services - 0.5%
DealerTrack Holdings, Inc. (a)(e)	2,282,292	35,558
IT Services - 0.4%
Redecard SA	1,386,000	25,581
Semiconductors & Semiconductor Equipment - 6.4%
Altera Corp.	1,147,320	25,184
Applied Materials, Inc.	9,035,600	156,497
ASML Holding NV (NY Shares)	1,589,200	36,218
KLA-Tencor Corp. (d)	1,942,100	73,004
Kulicke & Soffa Industries, Inc. (a)	2,242,476	14,262
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Lam Research Corp. (a)	2,118,320	$ 69,672
Micron Technology, Inc. (a)	4,769,100	23,035
Novellus Systems, Inc. (a)	1,368,300	27,872
Skyworks Solutions, Inc. (a)	2,207,800	20,886
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,865,085	17,718
		464,348
Software - 0.8%
Adobe Systems, Inc. (a)	1,456,571	60,229
TOTAL INFORMATION TECHNOLOGY		716,351
MATERIALS - 12.1%
Chemicals - 10.2%
FMC Corp.	1,627,863	121,064
Monsanto Co.	2,916,192	347,348
Potash Corp. of Saskatchewan, Inc.	398,200	81,340
Syngenta AG sponsored ADR	986,200	57,288
The Mosaic Co.	1,016,517	129,311
		736,351
Metals & Mining - 1.9%
Agnico-Eagle Mines Ltd.	530,000	29,040
Freeport-McMoRan Copper & Gold, Inc. Class B	441,400	42,705
Goldcorp, Inc.	928,900	34,612
Kinross Gold Corp.	1,765,100	32,187
		138,544
TOTAL MATERIALS		874,895
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.3%
Cbeyond, Inc. (a)(e)	2,256,857	38,773
Qwest Communications International, Inc. (d)	33,368,800	127,803
		166,576
Wireless Telecommunication Services - 0.4%
Centennial Communications Corp. Class A (a)	3,527,506	28,361
TOTAL TELECOMMUNICATION SERVICES		194,937
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.2%
Multi-Utilities - 0.2%
TECO Energy, Inc.	618,259	$ 11,469
TOTAL COMMON STOCKS (Cost $5,801,968)		5,884,691
Nonconvertible Bonds - 0.0%
	Principal Amount (000s)
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc.:
7.7% 12/15/05 (a)	$ 15,269	229
7.9% 12/15/09 (a)	3,920	49
8.3% 12/15/29 (a)	42,340	529
9% 5/15/16 (a)	4,930	74
9.75% 5/15/21 (a)	2,556	38
10% 8/15/08 (a)	8,047	101
10.375% 2/1/11 (a)	3,920	59
TOTAL NONCONVERTIBLE BONDS (Cost $2,368)		1,079
Money Market Funds - 20.9%
	Shares
Fidelity Cash Central Fund, 2.35% (b)	1,183,865,456	1,183,865
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	329,466,810	329,467
TOTAL MONEY MARKET FUNDS (Cost $1,513,332)		1,513,332
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $7,317,668)		7,399,102
NET OTHER ASSETS - (2.1)%		(149,540)
NET ASSETS - 100%		$ 7,249,562
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 16,594
Fidelity Securities Lending Cash Central Fund	2,948
Total	$ 19,542
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AMR Corp.	$ 375,235	$ -	$ 10,727	$ -	$ 128,042
Cbeyond, Inc.	41,213	33,305	-	-	38,773
Continental Airlines, Inc. Class B	212,462	-	26,300	-	-
DealerTrack Holdings, Inc.	105,317	5,625	-	-	35,558
Deckers Outdoor Corp.	110,658	-	26,652	-	-
Total	$ 844,885	$ 38,930	$ 63,679	$ -	$ 202,373
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $7,326,203,000. Net unrealized appreciation aggregated $72,899,000, of which $1,099,961,000 related to appreciated investment securities and $1,027,062,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Disciplined Equity Fund

July 31, 2008

1.804820.104

FDE-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.2%
Diversified Consumer Services - 0.6%
Apollo Group, Inc. Class A (non-vtg.) (a)	600,000	$ 37,374
H&R Block, Inc.	1,643,000	39,974
		77,348
Hotels, Restaurants & Leisure - 3.1%
McDonald's Corp.	6,400,000	382,656
Household Durables - 0.5%
NVR, Inc. (a)	115,000	63,517
Leisure Equipment & Products - 0.6%
Hasbro, Inc.	1,800,000	69,696
Media - 1.0%
DreamWorks Animation SKG, Inc. Class A (a)	2,100,000	62,370
Time Warner, Inc.	4,500,000	64,440
		126,810
Specialty Retail - 0.5%
Best Buy Co., Inc.	1,700,000	67,524
Textiles, Apparel & Luxury Goods - 1.9%
Coach, Inc. (a)	1,400,000	35,714
NIKE, Inc. Class B	2,200,000	129,096
VF Corp.	1,000,000	71,580
		236,390
TOTAL CONSUMER DISCRETIONARY		1,023,941
CONSUMER STAPLES - 11.0%
Beverages - 2.1%
Molson Coors Brewing Co. Class B	4,841,400	261,290
Food & Staples Retailing - 3.4%
BJ's Wholesale Club, Inc. (a)	1,600,000	60,048
Kroger Co.	4,900,000	138,572
SUPERVALU, Inc.	2,200,000	56,364
Wal-Mart Stores, Inc.	2,800,000	164,136
		419,120
Food Products - 1.0%
Tyson Foods, Inc. Class A	8,400,000	125,160
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 4.5%
Altria Group, Inc.	14,750,000	$ 300,163
Philip Morris International, Inc.	5,050,000	260,833
		560,996
TOTAL CONSUMER STAPLES		1,366,566
ENERGY - 14.0%
Energy Equipment & Services - 3.0%
ENSCO International, Inc.	1,802,500	124,625
Helmerich & Payne, Inc.	1,300,000	76,869
Nabors Industries Ltd. (a)	1,000,000	36,460
Noble Corp.	2,100,000	108,927
Patterson-UTI Energy, Inc.	1,200,000	34,104
		380,985
Oil, Gas & Consumable Fuels - 11.0%
Apache Corp.	300,000	33,651
Chevron Corp.	4,400,000	372,064
ConocoPhillips	6,147,268	501,740
El Paso Corp.	5,000,000	89,650
Hess Corp.	1,900,000	192,660
Valero Energy Corp.	4,500,000	150,345
Williams Companies, Inc.	1,000,000	32,050
		1,372,160
TOTAL ENERGY		1,753,145
FINANCIALS - 14.0%
Capital Markets - 4.4%
BlackRock, Inc. Class A	400,000	86,684
Goldman Sachs Group, Inc.	2,550,000	469,302
		555,986
Consumer Finance - 0.2%
Discover Financial Services	1,500,000	21,975
Diversified Financial Services - 4.3%
JPMorgan Chase & Co.	13,300,000	540,378
Insurance - 3.9%
Axis Capital Holdings Ltd.	1,000,000	31,680
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Berkshire Hathaway, Inc. Class B (a)	92,000	$ 352,268
Loews Corp.	2,200,000	98,032
		481,980
Real Estate Investment Trusts - 1.1%
Annaly Capital Management, Inc.	8,900,000	134,123
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	500,000	9,130
TOTAL FINANCIALS		1,743,572
HEALTH CARE - 12.0%
Health Care Equipment & Supplies - 2.4%
Baxter International, Inc.	4,400,000	301,884
Health Care Providers & Services - 1.6%
Humana, Inc. (a)	3,256,113	142,976
Universal Health Services, Inc. Class B	1,000,000	60,620
		203,596
Life Sciences Tools & Services - 1.2%
Thermo Fisher Scientific, Inc. (a)	2,500,000	151,300
Pharmaceuticals - 6.8%
Abbott Laboratories	4,500,000	253,530
Johnson & Johnson	7,600,000	520,372
Wyeth	1,800,000	72,936
		846,838
TOTAL HEALTH CARE		1,503,618
INDUSTRIALS - 11.5%
Aerospace & Defense - 4.0%
L-3 Communications Holdings, Inc.	700,000	69,083
Northrop Grumman Corp.	4,750,000	320,103
The Boeing Co.	1,844,700	112,730
		501,916
Industrial Conglomerates - 4.6%
General Electric Co.	10,000,000	282,900
Tyco International Ltd.	6,700,000	298,552
		581,452
Machinery - 2.9%
Caterpillar, Inc.	900,000	62,568
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Cummins, Inc.	1,300,000	$ 86,242
Flowserve Corp.	600,000	80,004
Ingersoll-Rand Co. Ltd. Class A	1,800,000	64,800
SPX Corp.	500,000	63,390
		357,004
TOTAL INDUSTRIALS		1,440,372
INFORMATION TECHNOLOGY - 16.6%
Computers & Peripherals - 10.2%
Hewlett-Packard Co.	10,000,000	448,000
International Business Machines Corp.	3,405,700	435,861
NCR Corp. (a)	1,182,610	31,765
Western Digital Corp. (a)(e)	12,300,000	354,117
		1,269,743
Electronic Equipment & Instruments - 1.1%
Tyco Electronics Ltd.	4,300,000	142,502
IT Services - 2.1%
Accenture Ltd. Class A	1,000,000	41,760
Affiliated Computer Services, Inc. Class A (a)	700,000	33,740
MasterCard, Inc. Class A	500,000	122,075
The Western Union Co.	2,500,000	69,100
		266,675
Software - 3.2%
Microsoft Corp.	4,700,000	120,884
Sybase, Inc. (a)	3,300,000	110,913
Symantec Corp. (a)	7,700,000	162,239
		394,036
TOTAL INFORMATION TECHNOLOGY		2,072,956
MATERIALS - 4.1%
Chemicals - 1.6%
CF Industries Holdings, Inc.	550,000	89,903
The Mosaic Co.	900,000	114,489
		204,392
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 2.5%
Freeport-McMoRan Copper & Gold, Inc. Class B	1,000,000	$ 96,750
United States Steel Corp.	1,300,000	208,468
		305,218
TOTAL MATERIALS		509,610
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 3.2%
AT&T, Inc.	2,994,750	92,268
Verizon Communications, Inc.	8,900,000	302,956
		395,224
UTILITIES - 3.4%
Gas Utilities - 1.8%
Energen Corp.	2,000,000	120,400
Questar Corp.	2,100,000	111,048
		231,448
Independent Power Producers & Energy Traders - 1.0%
AES Corp. (a)	3,500,000	56,490
NRG Energy, Inc. (a)(d)	1,800,000	65,322
		121,812
Multi-Utilities - 0.6%
CMS Energy Corp.	5,200,000	70,200
TOTAL UTILITIES		423,460
TOTAL COMMON STOCKS (Cost $11,927,521)		12,232,464
U.S. Treasury Obligations - 0.2%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 1.55% to 1.89% 8/7/08 to 10/9/08 (f) (Cost $30,962)	$ 31,000	30,968
Money Market Funds - 1.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 2.35% (b)	221,883,238	$ 221,883
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	5,092,500	5,093
TOTAL MONEY MARKET FUNDS (Cost $226,976)		226,976
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $12,185,459)		12,490,408
NET OTHER ASSETS - 0.0%		(5,713)
NET ASSETS - 100%		$ 12,484,695
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
2,987 CME E-mini S&P 500 Index Contracts	Sept. 2008	$ 189,241	$ 2,314
The face value of futures purchased as a percentage of net assets - 1.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $30,968,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 5,126
Fidelity Securities Lending Cash Central Fund	826
Total	$ 5,952
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Western Digital Corp.	$ 54,432	$ 342,577	$ 42,009	$ -	$ 354,117
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $12,236,323,000. Net unrealized appreciation aggregated $254,085,000, of which $937,726,000 related to appreciated investment securities and $683,641,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Focused Stock Fund

July 31, 2008

1.804874.104

TQG-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.0%
	Shares	Value
CONSUMER DISCRETIONARY - 7.2%
Auto Components - 3.1%
Johnson Controls, Inc.	94,500	$ 2,850,120
Textiles, Apparel & Luxury Goods - 4.1%
Polo Ralph Lauren Corp. Class A	18,000	1,065,060
VF Corp.	38,000	2,720,040
		3,785,100
TOTAL CONSUMER DISCRETIONARY		6,635,220
CONSUMER STAPLES - 3.7%
Food & Staples Retailing - 1.3%
Wal-Mart Stores, Inc.	21,000	1,231,020
Tobacco - 2.4%
Philip Morris International, Inc.	42,000	2,169,300
TOTAL CONSUMER STAPLES		3,400,320
ENERGY - 9.3%
Energy Equipment & Services - 2.2%
Schlumberger Ltd. (NY Shares)	20,000	2,032,000
Oil, Gas & Consumable Fuels - 7.1%
Cabot Oil & Gas Corp.	19,400	853,794
Chesapeake Energy Corp.	13,000	651,950
Exxon Mobil Corp.	44,000	3,538,920
Range Resources Corp.	10,400	505,024
Southwestern Energy Co. (a)	29,800	1,082,038
		6,631,726
TOTAL ENERGY		8,663,726
FINANCIALS - 9.9%
Capital Markets - 3.8%
Charles Schwab Corp.	71,000	1,625,190
Goldman Sachs Group, Inc.	1,500	276,060
Morgan Stanley	8,000	315,840
T. Rowe Price Group, Inc.	21,100	1,262,835
		3,479,925
Commercial Banks - 0.8%
Wachovia Corp.	45,000	777,150
Diversified Financial Services - 5.0%
Bank of America Corp.	139,000	4,573,100
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 0.3%
American International Group, Inc.	12,000	$ 312,600
TOTAL FINANCIALS		9,142,775
HEALTH CARE - 15.5%
Biotechnology - 6.0%
Amgen, Inc. (a)	22,000	1,377,860
Celgene Corp. (a)	10,000	754,900
CSL Ltd.	22,000	716,784
Gilead Sciences, Inc. (a)	35,000	1,889,300
Myriad Genetics, Inc. (a)(d)	12,000	798,000
		5,536,844
Health Care Equipment & Supplies - 2.0%
Medtronic, Inc.	36,000	1,901,880
Health Care Providers & Services - 2.6%
Medco Health Solutions, Inc. (a)	32,000	1,586,560
UnitedHealth Group, Inc.	28,000	786,240
		2,372,800
Pharmaceuticals - 4.9%
Bristol-Myers Squibb Co.	96,000	2,027,520
Elan Corp. PLC sponsored ADR (a)	27,000	541,350
Johnson & Johnson	29,000	1,985,630
		4,554,500
TOTAL HEALTH CARE		14,366,024
INDUSTRIALS - 17.8%
Air Freight & Logistics - 1.4%
FedEx Corp.	16,000	1,261,440
Electrical Equipment - 0.3%
Saft Groupe SA	8,000	314,841
Machinery - 6.4%
Cummins, Inc.	35,800	2,374,972
Eaton Corp.	40,900	2,905,536
PACCAR, Inc. (d)	16,000	672,960
		5,953,468
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 9.7%
Norfolk Southern Corp.	70,000	$ 5,034,400
Union Pacific Corp.	47,400	3,907,656
		8,942,056
TOTAL INDUSTRIALS		16,471,805
INFORMATION TECHNOLOGY - 15.7%
Communications Equipment - 1.9%
QUALCOMM, Inc.	31,000	1,715,540
Computers & Peripherals - 4.3%
Apple, Inc. (a)	25,000	3,973,750
Internet Software & Services - 2.9%
Google, Inc. Class A (sub. vtg.) (a)	5,750	2,724,063
IT Services - 4.8%
Visa, Inc. (d)	61,300	4,478,578
Software - 1.8%
Oracle Corp. (a)	78,500	1,690,105
TOTAL INFORMATION TECHNOLOGY		14,582,036
MATERIALS - 7.9%
Chemicals - 4.5%
Albemarle Corp.	55,600	2,164,508
FMC Corp.	11,900	885,003
W.R. Grace & Co. (a)	43,000	1,108,110
		4,157,621
Metals & Mining - 3.4%
Freeport-McMoRan Copper & Gold, Inc. Class B	13,000	1,257,750
Newmont Mining Corp.	40,000	1,918,400
		3,176,150
TOTAL MATERIALS		7,333,771
TOTAL COMMON STOCKS (Cost $76,324,799)		80,595,677
Money Market Funds - 19.6%
	Shares	Value
Fidelity Cash Central Fund, 2.35% (b)	12,566,079	$ 12,566,079
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	5,563,200	5,563,200
TOTAL MONEY MARKET FUNDS (Cost $18,129,279)		18,129,279
TOTAL INVESTMENT PORTFOLIO - 106.6% (Cost $94,454,078)		98,724,956
NET OTHER ASSETS - (6.6)%		(6,149,718)
NET ASSETS - 100%		$ 92,575,238
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 108,301
Fidelity Securities Lending Cash Central Fund	25,588
Total	$ 133,889
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $95,382,778. Net unrealized appreciation aggregated $3,342,178, of which $7,065,900 related to appreciated investment securities and $3,723,722 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Small Cap Independence Fund

July 31, 2008

1.804877.104

SCS-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.4%
Auto Components - 0.5%
Gentex Corp.	600,600	$ 9,285
Distributors - 0.2%
LKQ Corp. (a)	190,800	3,911
Diversified Consumer Services - 1.6%
Hillenbrand, Inc.	345,800	8,005
K12, Inc.	229,000	5,789
Princeton Review, Inc. (a)	663,800	5,111
Stewart Enterprises, Inc. Class A (d)	1,391,700	12,400
		31,305
Hotels, Restaurants & Leisure - 3.3%
BJ's Restaurants, Inc. (a)(d)	283,800	3,079
Carluccio's PLC (e)	3,026,892	7,050
Denny's Corp. (a)	2,931,800	7,564
DineEquity, Inc. (d)	155,300	3,587
McCormick & Schmick's Seafood Restaurants (a)(e)	779,169	6,319
P.F. Chang's China Bistro, Inc. (a)(d)	325,800	8,471
Ruth's Chris Steak House, Inc. (a)(d)	415,000	1,980
The Restaurant Group PLC	3,277,922	7,602
Vail Resorts, Inc. (a)(d)	416,600	16,822
		62,474
Household Durables - 0.8%
Pulte Homes, Inc. (d)	812,500	9,921
Ryland Group, Inc.	226,600	4,666
		14,587
Internet & Catalog Retail - 0.4%
ASOS PLC (a)	1,071,000	6,763
Media - 3.0%
Carmike Cinemas, Inc. (d)(e)	692,600	4,543
CTC Media, Inc. (a)	654,400	15,123
Lamar Advertising Co. Class A (a)(d)	135,200	5,135
National CineMedia, Inc.	736,435	9,419
Powerleague Group PLC	3,604,985	3,145
Regal Entertainment Group Class A	832,800	13,866
VisionChina Media, Inc. ADR (d)	249,900	6,257
		57,488
Specialty Retail - 4.9%
bebe Stores, Inc.	242,000	2,510
Citi Trends, Inc. (a)(d)	341,300	7,894
Fourlis Holdings SA	1,333,430	35,432
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Gamestop Corp. Class A (a)	139,000	$ 5,631
Pier 1 Imports, Inc. (a)(d)	1,224,600	4,531
Shoe Carnival, Inc. (a)	509,200	7,791
The Game Group PLC	1,079,653	5,464
The Men's Wearhouse, Inc.	451,300	8,985
Tween Brands, Inc. (a)	209,400	2,883
Williams-Sonoma, Inc. (d)	700,700	12,220
		93,341
Textiles, Apparel & Luxury Goods - 0.7%
Odd Molly International AB (a)	70,975	613
True Religion Apparel, Inc. (a)(d)	309,000	7,985
Volcom, Inc. (a)(d)	251,671	4,515
		13,113
TOTAL CONSUMER DISCRETIONARY		292,267
CONSUMER STAPLES - 4.0%
Beverages - 0.3%
Hansen Natural Corp. (a)(d)	246,300	5,630
Food & Staples Retailing - 0.3%
Sugi Pharmacy Co. Ltd.	216,800	6,169
Food Products - 3.0%
Corn Products International, Inc.	459,000	21,348
Green Mountain Coffee Roasters, Inc. (a)(d)	957,049	34,789
Vilmorin & Cie	9,100	1,714
		57,851
Personal Products - 0.4%
Chattem, Inc. (a)(d)	105,400	6,795
TOTAL CONSUMER STAPLES		76,445
ENERGY - 16.8%
Energy Equipment & Services - 7.3%
Atwood Oceanics, Inc. (a)	100,652	4,621
Core Laboratories NV	97,900	12,689
Dril-Quip, Inc. (a)	145,100	7,856
ION Geophysical Corp. (a)	673,500	10,756
John Wood Group PLC	735,200	6,133
Nabors Industries Ltd. (a)	162,800	5,936
NATCO Group, Inc. Class A (a)	169,000	8,053
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Oil States International, Inc. (a)	173,400	$ 9,516
Schoeller-Bleckmann Oilfield Equipment AG	73,700	6,763
Subsea 7, Inc. (a)(d)	536,500	12,607
Superior Energy Services, Inc. (a)	1,101,700	52,259
		137,189
Oil, Gas & Consumable Fuels - 9.5%
Alpha Natural Resources, Inc. (a)	207,900	20,572
Cabot Oil & Gas Corp.	477,300	21,006
Encore Acquisition Co. (a)	331,850	20,532
EXCO Resources, Inc. (a)	552,400	14,390
Forest Oil Corp. (a)	76,800	4,380
Foundation Coal Holdings, Inc.	144,200	8,565
Goodrich Petroleum Corp. (a)(d)	473,300	21,701
Holly Corp.	118,700	3,392
International Coal Group, Inc. (a)(d)	827,000	8,659
Kodiak Oil & Gas Corp. (a)	400,000	1,336
Mariner Energy, Inc. (a)	685,614	18,141
OPTI Canada, Inc. (a)	604,800	11,483
Patriot Coal Corp. (a)	61,200	7,720
Petrohawk Energy Corp. (a)	58,800	1,959
Plains Exploration & Production Co. (a)	253,400	14,183
USEC, Inc. (a)	440,100	2,297
		180,316
TOTAL ENERGY		317,505
FINANCIALS - 9.6%
Capital Markets - 1.4%
GLG Partners, Inc.	22,600	209
GLG Partners, Inc.:
unit	162,800	1,954
warrants 12/28/11 (a)	310,500	882
Greenhill & Co., Inc. (d)	83,800	5,148
Janus Capital Group, Inc.	631,300	19,154
		27,347
Commercial Banks - 1.5%
CVB Financial Corp. (d)	383,400	4,340
Pacific Premier Bancorp, Inc. (a)(e)	331,488	1,382
UCBH Holdings, Inc. (d)	879,000	3,964
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
UMB Financial Corp.	226,100	$ 12,451
Wilshire Bancorp, Inc.	469,947	5,790
		27,927
Diversified Financial Services - 1.3%
India Hospitality Corp. (a)	833,320	5,292
JSE Ltd.	793,600	5,057
KKR Financial Holdings LLC	398,100	4,088
MSCI, Inc. Class A	326,800	9,722
		24,159
Insurance - 1.5%
Aspen Insurance Holdings Ltd.	592,800	15,051
LandAmerica Financial Group, Inc. (d)	111,600	1,282
Montpelier Re Holdings Ltd.	787,924	12,370
		28,703
Real Estate Investment Trusts - 1.4%
Corporate Office Properties Trust (SBI)	189,200	7,356
Home Properties, Inc.	163,104	8,974
SL Green Realty Corp.	115,200	9,601
		25,931
Real Estate Management & Development - 0.4%
Orchid Developments Group Ltd. (a)	2,219,000	5,361
Unite Group PLC	676,087	2,645
		8,006
Thrifts & Mortgage Finance - 2.1%
Astoria Financial Corp.	269,600	6,031
Imperial Capital Bancorp, Inc. (d)(e)	278,300	2,037
New York Community Bancorp, Inc. (d)	411,800	6,844
People's United Financial, Inc.	648,400	11,010
Washington Federal, Inc. (d)	769,300	14,309
		40,231
TOTAL FINANCIALS		182,304
HEALTH CARE - 7.9%
Biotechnology - 0.1%
Alnylam Pharmaceuticals, Inc. (a)	32,300	1,123
Cougar Biotechnology, Inc. (a)	44,000	1,481
		2,604
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 3.5%
Conceptus, Inc. (a)(d)	1,280,583	$ 21,860
Corin Group PLC (d)(e)	2,578,639	7,377
Kinetic Concepts, Inc. (a)	122,600	4,285
Quidel Corp. (a)	1,083,416	21,950
Zoll Medical Corp. (a)	350,500	11,041
		66,513
Health Care Providers & Services - 2.5%
Air Methods Corp. (a)	195,400	5,602
Capital Senior Living Corp. (a)(e)	1,530,200	10,620
Emeritus Corp. (a)(d)	917,000	15,451
Genoptix, Inc.	154,100	4,492
Sun Healthcare Group, Inc. (a)	566,542	8,096
Virtual Radiologic Corp. (d)	324,100	3,001
		47,262
Health Care Technology - 0.5%
Vital Images, Inc. (a)	546,700	8,310
Life Sciences Tools & Services - 0.6%
Pharmaceutical Product Development, Inc.	127,400	4,859
QIAGEN NV (a)	320,000	6,013
		10,872
Pharmaceuticals - 0.7%
XenoPort, Inc. (a)	285,058	13,061
TOTAL HEALTH CARE		148,622
INDUSTRIALS - 22.4%
Aerospace & Defense - 1.1%
Hexcel Corp. (a)	366,800	6,962
Orbital Sciences Corp. (a)	396,900	9,926
Spirit AeroSystems Holdings, Inc. Class A (a)	166,500	3,606
		20,494
Airlines - 0.2%
AirTran Holdings, Inc. (a)	795,000	2,321
UAL Corp.	132,200	1,099
		3,420
Commercial Services & Supplies - 6.5%
Casella Waste Systems, Inc. Class A (a)	442,500	5,717
Copart, Inc. (a)	292,700	12,838
Corrections Corp. of America (a)	1,492,956	41,848
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
First Advantage Corp. Class A (a)	338,800	$ 5,136
GeoEye, Inc. (a)	175,000	3,789
Huron Consulting Group, Inc. (a)	150,430	7,846
InnerWorkings, Inc. (a)(d)	1,376,900	16,055
Navigant Consulting, Inc. (a)	851,700	15,739
The Geo Group, Inc. (a)	481,500	11,575
YouGov PLC (a)	845,532	2,092
		122,635
Construction & Engineering - 2.1%
Northwest Pipe Co. (a)	120,500	7,007
Quanta Services, Inc. (a)(d)	401,548	12,400
URS Corp. (a)	467,473	19,596
		39,003
Electrical Equipment - 5.0%
American Superconductor Corp. (a)(d)	311,500	12,301
Ceres Power Holdings PLC (a)(d)	1,131,800	4,866
Q-Cells AG (a)(d)	208,700	20,219
SMA Solar Technology AG	91,000	7,697
SolarWorld AG (d)	328,000	15,288
Sunpower Corp. Class A (a)(d)	143,000	11,264
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	242,700	8,121
Suzlon Energy Ltd.	2,210,000	11,606
Tognum AG	183,700	4,013
		95,375
Machinery - 2.0%
Colfax Corp.	212,000	5,785
Donaldson Co., Inc.	107,300	4,840
Flow International Corp. (a)	1,207,000	8,039
Sulzer AG (Reg.)	96,170	11,530
Titan Machinery, Inc. (d)	274,000	7,513
		37,707
Road & Rail - 4.1%
Celadon Group, Inc. (a)	910,800	12,050
Con-way, Inc.	345,000	17,443
J.B. Hunt Transport Services, Inc. (d)	418,000	15,458
Landstar System, Inc.	199,300	10,081
Marten Transport Ltd. (a)	804,700	16,754
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Old Dominion Freight Lines, Inc. (a)	175,500	$ 6,441
YRC Worldwide, Inc. (a)	21,200	358
		78,585
Trading Companies & Distributors - 1.4%
Beacon Roofing Supply, Inc. (a)(d)	589,150	7,883
Bergman & Beving AB (B Shares)	146,258	3,267
Rush Enterprises, Inc. Class A (a)	1,325,563	14,966
		26,116
TOTAL INDUSTRIALS		423,335
INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 0.9%
Polycom, Inc. (a)(d)	695,400	16,411
Computers & Peripherals - 0.6%
NCR Corp. (a)	461,309	12,391
Electronic Equipment & Instruments - 1.9%
FLIR Systems, Inc. (a)(d)	532,838	21,708
Ingram Micro, Inc. Class A (a)	807,800	14,888
		36,596
Internet Software & Services - 2.2%
Bankrate, Inc. (a)(d)	88,217	2,774
Blinkx PLC (a)	3,720,800	2,020
Internet Brands, Inc. Class A (d)	655,300	3,807
LoopNet, Inc. (a)(d)	1,292,841	14,687
Omniture, Inc. (a)(d)	778,137	13,501
ValueClick, Inc. (a)	395,600	4,708
		41,497
IT Services - 2.9%
Alliance Data Systems Corp. (a)	346,800	22,247
ExlService Holdings, Inc. (a)	700,999	10,550
NCI, Inc. Class A (a)	149,400	3,566
Patni Computer Systems Ltd. sponsored ADR (d)	705,900	7,306
Syntel, Inc.	317,803	10,472
		54,141
Semiconductors & Semiconductor Equipment - 1.2%
Eagle Test Systems, Inc. (a)	583,300	7,233
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intersil Corp. Class A	357,800	$ 8,634
MKS Instruments, Inc. (a)	368,800	7,597
		23,464
Software - 1.8%
Ansys, Inc. (a)	380,670	17,465
Concur Technologies, Inc. (a)	162,700	6,706
Quest Software, Inc. (a)	627,900	9,488
		33,659
TOTAL INFORMATION TECHNOLOGY		218,159
MATERIALS - 5.1%
Chemicals - 2.6%
Calgon Carbon Corp. (a)(d)	1,326,588	25,205
FMC Corp.	99,800	7,422
Minerals Technologies, Inc.	115,700	7,464
Rockwood Holdings, Inc. (a)	250,300	9,549
		49,640
Containers & Packaging - 0.3%
Rock-Tenn Co. Class A	152,400	5,418
Metals & Mining - 2.2%
Advanced Metallurgical Group NV (d)	100,700	8,242
Carpenter Technology Corp.	165,800	6,416
Century Aluminum Co. (a)	82,500	4,902
International Ferro Metals (a)	1,072,556	1,665
Reliance Steel & Aluminum Co.	89,700	5,665
RTI International Metals, Inc. (a)	233,100	6,354
Shore Gold, Inc. (a)	1,550,000	2,422
Timminco Ltd. (a)	197,700	4,673
Toledo Mining Corp. PLC (a)(d)	1,191,300	1,569
		41,908
TOTAL MATERIALS		96,966
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
SBA Communications Corp. Class A (a)	219,200	8,305
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.5%
Independent Power Producers & Energy Traders - 0.5%
Clipper Windpower PLC (a)	407,300	$ 3,276
Nevada Geothermal Power, Inc. (a)	600,000	645
Vergnet SA (d)	271,600	4,973
		8,894
TOTAL COMMON STOCKS (Cost $1,789,992)		1,772,802
Investment Companies - 1.5%

iShares Dow Jones U.S. Real Estate Index ETF (d)	313,200	19,512
KBW Regional Banking ETF (d)	314,000	9,517
TOTAL INVESTMENT COMPANIES (Cost $30,555)		29,029
Money Market Funds - 20.3%

Fidelity Cash Central Fund, 2.35% (b)	86,827,071	86,827
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	298,068,041	298,068
TOTAL MONEY MARKET FUNDS (Cost $384,895)		384,895
TOTAL INVESTMENT PORTFOLIO - 115.4% (Cost $2,205,442)		2,186,726
NET OTHER ASSETS - (15.4)%		(291,846)
NET ASSETS - 100%		$ 1,894,880
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,837
Fidelity Securities Lending Cash Central Fund	3,559
Total	$ 5,396
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Capital Senior Living Corp.	$ 9,104	$ 4,237	$ -	$ -	$ 10,620
Carluccio's PLC	17,207	2,381	6,159	186	7,050
Carmike Cinemas, Inc.	14,968	-	2,977	364	4,543
Conceptus, Inc.	32,693	17,073	18,350	-	-
Corin Group PLC	43,449	1,871	8,153	46	7,377
Imperial Capital Bancorp, Inc.	-	6,922	145	48	2,037
McCormick & Schmick's Seafood Restaurants	13,230	-	-	-	6,319
Odd Molly International AB	2,834	13,472	6,560	-	-
Pacific Premier Bancorp, Inc.	-	2,494	-	-	1,382
Premier Exhibitions, Inc.	23,028	3,882	13,123	-	-
Total	$ 156,513	$ 52,332	$ 55,467	$ 644	$ 39,328
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $2,210,070,000. Net unrealized depreciation aggregated $23,344,000, of which $318,600,000 related to appreciated investment securities and $341,944,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for
Fidelity® Advisor
Small Cap Independence Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2008

1.863107.100

ASCS-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.4%
Auto Components - 0.5%
Gentex Corp.	600,600	$ 9,285
Distributors - 0.2%
LKQ Corp. (a)	190,800	3,911
Diversified Consumer Services - 1.6%
Hillenbrand, Inc.	345,800	8,005
K12, Inc.	229,000	5,789
Princeton Review, Inc. (a)	663,800	5,111
Stewart Enterprises, Inc. Class A (d)	1,391,700	12,400
		31,305
Hotels, Restaurants & Leisure - 3.3%
BJ's Restaurants, Inc. (a)(d)	283,800	3,079
Carluccio's PLC (e)	3,026,892	7,050
Denny's Corp. (a)	2,931,800	7,564
DineEquity, Inc. (d)	155,300	3,587
McCormick & Schmick's Seafood Restaurants (a)(e)	779,169	6,319
P.F. Chang's China Bistro, Inc. (a)(d)	325,800	8,471
Ruth's Chris Steak House, Inc. (a)(d)	415,000	1,980
The Restaurant Group PLC	3,277,922	7,602
Vail Resorts, Inc. (a)(d)	416,600	16,822
		62,474
Household Durables - 0.8%
Pulte Homes, Inc. (d)	812,500	9,921
Ryland Group, Inc.	226,600	4,666
		14,587
Internet & Catalog Retail - 0.4%
ASOS PLC (a)	1,071,000	6,763
Media - 3.0%
Carmike Cinemas, Inc. (d)(e)	692,600	4,543
CTC Media, Inc. (a)	654,400	15,123
Lamar Advertising Co. Class A (a)(d)	135,200	5,135
National CineMedia, Inc.	736,435	9,419
Powerleague Group PLC	3,604,985	3,145
Regal Entertainment Group Class A	832,800	13,866
VisionChina Media, Inc. ADR (d)	249,900	6,257
		57,488
Specialty Retail - 4.9%
bebe Stores, Inc.	242,000	2,510
Citi Trends, Inc. (a)(d)	341,300	7,894
Fourlis Holdings SA	1,333,430	35,432
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Gamestop Corp. Class A (a)	139,000	$ 5,631
Pier 1 Imports, Inc. (a)(d)	1,224,600	4,531
Shoe Carnival, Inc. (a)	509,200	7,791
The Game Group PLC	1,079,653	5,464
The Men's Wearhouse, Inc.	451,300	8,985
Tween Brands, Inc. (a)	209,400	2,883
Williams-Sonoma, Inc. (d)	700,700	12,220
		93,341
Textiles, Apparel & Luxury Goods - 0.7%
Odd Molly International AB (a)	70,975	613
True Religion Apparel, Inc. (a)(d)	309,000	7,985
Volcom, Inc. (a)(d)	251,671	4,515
		13,113
TOTAL CONSUMER DISCRETIONARY		292,267
CONSUMER STAPLES - 4.0%
Beverages - 0.3%
Hansen Natural Corp. (a)(d)	246,300	5,630
Food & Staples Retailing - 0.3%
Sugi Pharmacy Co. Ltd.	216,800	6,169
Food Products - 3.0%
Corn Products International, Inc.	459,000	21,348
Green Mountain Coffee Roasters, Inc. (a)(d)	957,049	34,789
Vilmorin & Cie	9,100	1,714
		57,851
Personal Products - 0.4%
Chattem, Inc. (a)(d)	105,400	6,795
TOTAL CONSUMER STAPLES		76,445
ENERGY - 16.8%
Energy Equipment & Services - 7.3%
Atwood Oceanics, Inc. (a)	100,652	4,621
Core Laboratories NV	97,900	12,689
Dril-Quip, Inc. (a)	145,100	7,856
ION Geophysical Corp. (a)	673,500	10,756
John Wood Group PLC	735,200	6,133
Nabors Industries Ltd. (a)	162,800	5,936
NATCO Group, Inc. Class A (a)	169,000	8,053
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Oil States International, Inc. (a)	173,400	$ 9,516
Schoeller-Bleckmann Oilfield Equipment AG	73,700	6,763
Subsea 7, Inc. (a)(d)	536,500	12,607
Superior Energy Services, Inc. (a)	1,101,700	52,259
		137,189
Oil, Gas & Consumable Fuels - 9.5%
Alpha Natural Resources, Inc. (a)	207,900	20,572
Cabot Oil & Gas Corp.	477,300	21,006
Encore Acquisition Co. (a)	331,850	20,532
EXCO Resources, Inc. (a)	552,400	14,390
Forest Oil Corp. (a)	76,800	4,380
Foundation Coal Holdings, Inc.	144,200	8,565
Goodrich Petroleum Corp. (a)(d)	473,300	21,701
Holly Corp.	118,700	3,392
International Coal Group, Inc. (a)(d)	827,000	8,659
Kodiak Oil & Gas Corp. (a)	400,000	1,336
Mariner Energy, Inc. (a)	685,614	18,141
OPTI Canada, Inc. (a)	604,800	11,483
Patriot Coal Corp. (a)	61,200	7,720
Petrohawk Energy Corp. (a)	58,800	1,959
Plains Exploration & Production Co. (a)	253,400	14,183
USEC, Inc. (a)	440,100	2,297
		180,316
TOTAL ENERGY		317,505
FINANCIALS - 9.6%
Capital Markets - 1.4%
GLG Partners, Inc.	22,600	209
GLG Partners, Inc.:
unit	162,800	1,954
warrants 12/28/11 (a)	310,500	882
Greenhill & Co., Inc. (d)	83,800	5,148
Janus Capital Group, Inc.	631,300	19,154
		27,347
Commercial Banks - 1.5%
CVB Financial Corp. (d)	383,400	4,340
Pacific Premier Bancorp, Inc. (a)(e)	331,488	1,382
UCBH Holdings, Inc. (d)	879,000	3,964
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
UMB Financial Corp.	226,100	$ 12,451
Wilshire Bancorp, Inc.	469,947	5,790
		27,927
Diversified Financial Services - 1.3%
India Hospitality Corp. (a)	833,320	5,292
JSE Ltd.	793,600	5,057
KKR Financial Holdings LLC	398,100	4,088
MSCI, Inc. Class A	326,800	9,722
		24,159
Insurance - 1.5%
Aspen Insurance Holdings Ltd.	592,800	15,051
LandAmerica Financial Group, Inc. (d)	111,600	1,282
Montpelier Re Holdings Ltd.	787,924	12,370
		28,703
Real Estate Investment Trusts - 1.4%
Corporate Office Properties Trust (SBI)	189,200	7,356
Home Properties, Inc.	163,104	8,974
SL Green Realty Corp.	115,200	9,601
		25,931
Real Estate Management & Development - 0.4%
Orchid Developments Group Ltd. (a)	2,219,000	5,361
Unite Group PLC	676,087	2,645
		8,006
Thrifts & Mortgage Finance - 2.1%
Astoria Financial Corp.	269,600	6,031
Imperial Capital Bancorp, Inc. (d)(e)	278,300	2,037
New York Community Bancorp, Inc. (d)	411,800	6,844
People's United Financial, Inc.	648,400	11,010
Washington Federal, Inc. (d)	769,300	14,309
		40,231
TOTAL FINANCIALS		182,304
HEALTH CARE - 7.9%
Biotechnology - 0.1%
Alnylam Pharmaceuticals, Inc. (a)	32,300	1,123
Cougar Biotechnology, Inc. (a)	44,000	1,481
		2,604
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 3.5%
Conceptus, Inc. (a)(d)	1,280,583	$ 21,860
Corin Group PLC (d)(e)	2,578,639	7,377
Kinetic Concepts, Inc. (a)	122,600	4,285
Quidel Corp. (a)	1,083,416	21,950
Zoll Medical Corp. (a)	350,500	11,041
		66,513
Health Care Providers & Services - 2.5%
Air Methods Corp. (a)	195,400	5,602
Capital Senior Living Corp. (a)(e)	1,530,200	10,620
Emeritus Corp. (a)(d)	917,000	15,451
Genoptix, Inc.	154,100	4,492
Sun Healthcare Group, Inc. (a)	566,542	8,096
Virtual Radiologic Corp. (d)	324,100	3,001
		47,262
Health Care Technology - 0.5%
Vital Images, Inc. (a)	546,700	8,310
Life Sciences Tools & Services - 0.6%
Pharmaceutical Product Development, Inc.	127,400	4,859
QIAGEN NV (a)	320,000	6,013
		10,872
Pharmaceuticals - 0.7%
XenoPort, Inc. (a)	285,058	13,061
TOTAL HEALTH CARE		148,622
INDUSTRIALS - 22.4%
Aerospace & Defense - 1.1%
Hexcel Corp. (a)	366,800	6,962
Orbital Sciences Corp. (a)	396,900	9,926
Spirit AeroSystems Holdings, Inc. Class A (a)	166,500	3,606
		20,494
Airlines - 0.2%
AirTran Holdings, Inc. (a)	795,000	2,321
UAL Corp.	132,200	1,099
		3,420
Commercial Services & Supplies - 6.5%
Casella Waste Systems, Inc. Class A (a)	442,500	5,717
Copart, Inc. (a)	292,700	12,838
Corrections Corp. of America (a)	1,492,956	41,848
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
First Advantage Corp. Class A (a)	338,800	$ 5,136
GeoEye, Inc. (a)	175,000	3,789
Huron Consulting Group, Inc. (a)	150,430	7,846
InnerWorkings, Inc. (a)(d)	1,376,900	16,055
Navigant Consulting, Inc. (a)	851,700	15,739
The Geo Group, Inc. (a)	481,500	11,575
YouGov PLC (a)	845,532	2,092
		122,635
Construction & Engineering - 2.1%
Northwest Pipe Co. (a)	120,500	7,007
Quanta Services, Inc. (a)(d)	401,548	12,400
URS Corp. (a)	467,473	19,596
		39,003
Electrical Equipment - 5.0%
American Superconductor Corp. (a)(d)	311,500	12,301
Ceres Power Holdings PLC (a)(d)	1,131,800	4,866
Q-Cells AG (a)(d)	208,700	20,219
SMA Solar Technology AG	91,000	7,697
SolarWorld AG (d)	328,000	15,288
Sunpower Corp. Class A (a)(d)	143,000	11,264
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	242,700	8,121
Suzlon Energy Ltd.	2,210,000	11,606
Tognum AG	183,700	4,013
		95,375
Machinery - 2.0%
Colfax Corp.	212,000	5,785
Donaldson Co., Inc.	107,300	4,840
Flow International Corp. (a)	1,207,000	8,039
Sulzer AG (Reg.)	96,170	11,530
Titan Machinery, Inc. (d)	274,000	7,513
		37,707
Road & Rail - 4.1%
Celadon Group, Inc. (a)	910,800	12,050
Con-way, Inc.	345,000	17,443
J.B. Hunt Transport Services, Inc. (d)	418,000	15,458
Landstar System, Inc.	199,300	10,081
Marten Transport Ltd. (a)	804,700	16,754
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Old Dominion Freight Lines, Inc. (a)	175,500	$ 6,441
YRC Worldwide, Inc. (a)	21,200	358
		78,585
Trading Companies & Distributors - 1.4%
Beacon Roofing Supply, Inc. (a)(d)	589,150	7,883
Bergman & Beving AB (B Shares)	146,258	3,267
Rush Enterprises, Inc. Class A (a)	1,325,563	14,966
		26,116
TOTAL INDUSTRIALS		423,335
INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 0.9%
Polycom, Inc. (a)(d)	695,400	16,411
Computers & Peripherals - 0.6%
NCR Corp. (a)	461,309	12,391
Electronic Equipment & Instruments - 1.9%
FLIR Systems, Inc. (a)(d)	532,838	21,708
Ingram Micro, Inc. Class A (a)	807,800	14,888
		36,596
Internet Software & Services - 2.2%
Bankrate, Inc. (a)(d)	88,217	2,774
Blinkx PLC (a)	3,720,800	2,020
Internet Brands, Inc. Class A (d)	655,300	3,807
LoopNet, Inc. (a)(d)	1,292,841	14,687
Omniture, Inc. (a)(d)	778,137	13,501
ValueClick, Inc. (a)	395,600	4,708
		41,497
IT Services - 2.9%
Alliance Data Systems Corp. (a)	346,800	22,247
ExlService Holdings, Inc. (a)	700,999	10,550
NCI, Inc. Class A (a)	149,400	3,566
Patni Computer Systems Ltd. sponsored ADR (d)	705,900	7,306
Syntel, Inc.	317,803	10,472
		54,141
Semiconductors & Semiconductor Equipment - 1.2%
Eagle Test Systems, Inc. (a)	583,300	7,233
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intersil Corp. Class A	357,800	$ 8,634
MKS Instruments, Inc. (a)	368,800	7,597
		23,464
Software - 1.8%
Ansys, Inc. (a)	380,670	17,465
Concur Technologies, Inc. (a)	162,700	6,706
Quest Software, Inc. (a)	627,900	9,488
		33,659
TOTAL INFORMATION TECHNOLOGY		218,159
MATERIALS - 5.1%
Chemicals - 2.6%
Calgon Carbon Corp. (a)(d)	1,326,588	25,205
FMC Corp.	99,800	7,422
Minerals Technologies, Inc.	115,700	7,464
Rockwood Holdings, Inc. (a)	250,300	9,549
		49,640
Containers & Packaging - 0.3%
Rock-Tenn Co. Class A	152,400	5,418
Metals & Mining - 2.2%
Advanced Metallurgical Group NV (d)	100,700	8,242
Carpenter Technology Corp.	165,800	6,416
Century Aluminum Co. (a)	82,500	4,902
International Ferro Metals (a)	1,072,556	1,665
Reliance Steel & Aluminum Co.	89,700	5,665
RTI International Metals, Inc. (a)	233,100	6,354
Shore Gold, Inc. (a)	1,550,000	2,422
Timminco Ltd. (a)	197,700	4,673
Toledo Mining Corp. PLC (a)(d)	1,191,300	1,569
		41,908
TOTAL MATERIALS		96,966
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
SBA Communications Corp. Class A (a)	219,200	8,305
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.5%
Independent Power Producers & Energy Traders - 0.5%
Clipper Windpower PLC (a)	407,300	$ 3,276
Nevada Geothermal Power, Inc. (a)	600,000	645
Vergnet SA (d)	271,600	4,973
		8,894
TOTAL COMMON STOCKS (Cost $1,789,992)		1,772,802
Investment Companies - 1.5%

iShares Dow Jones U.S. Real Estate Index ETF (d)	313,200	19,512
KBW Regional Banking ETF (d)	314,000	9,517
TOTAL INVESTMENT COMPANIES (Cost $30,555)		29,029
Money Market Funds - 20.3%

Fidelity Cash Central Fund, 2.35% (b)	86,827,071	86,827
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	298,068,041	298,068
TOTAL MONEY MARKET FUNDS (Cost $384,895)		384,895
TOTAL INVESTMENT PORTFOLIO - 115.4% (Cost $2,205,442)		2,186,726
NET OTHER ASSETS - (15.4)%		(291,846)
NET ASSETS - 100%		$ 1,894,880
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,837
Fidelity Securities Lending Cash Central Fund	3,559
Total	$ 5,396
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Capital Senior Living Corp.	$ 9,104	$ 4,237	$ -	$ -	$ 10,620
Carluccio's PLC	17,207	2,381	6,159	186	7,050
Carmike Cinemas, Inc.	14,968	-	2,977	364	4,543
Conceptus, Inc.	32,693	17,073	18,350	-	-
Corin Group PLC	43,449	1,871	8,153	46	7,377
Imperial Capital Bancorp, Inc.	-	6,922	145	48	2,037
McCormick & Schmick's Seafood Restaurants	13,230	-	-	-	6,319
Odd Molly International AB	2,834	13,472	6,560	-	-
Pacific Premier Bancorp, Inc.	-	2,494	-	-	1,382
Premier Exhibitions, Inc.	23,028	3,882	13,123	-	-
Total	$ 156,513	$ 52,332	$ 55,467	$ 644	$ 39,328
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $2,210,070,000. Net unrealized depreciation aggregated $23,344,000, of which $318,600,000 related to appreciated investment securities and $341,944,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Stock Selector

July 31, 2008

1.804827.104

FSS-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.5%
Automobiles - 0.1%
General Motors Corp. (d)	129,100	$ 1,429
Hotels, Restaurants & Leisure - 0.6%
Buffalo Wild Wings, Inc. (a)	40,606	1,337
Burger King Holdings, Inc.	43,100	1,156
Darden Restaurants, Inc.	77,100	2,511
Jamba, Inc. (a)(d)	213,700	212
Starbucks Corp. (a)	84,750	1,245
		6,461
Household Durables - 1.4%
D.R. Horton, Inc.	341,200	3,794
Ethan Allen Interiors, Inc.	25,900	650
Toll Brothers, Inc. (a)	198,100	3,980
Whirlpool Corp.	85,100	6,442
		14,866
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	24,800	1,893
Leisure Equipment & Products - 0.2%
Eastman Kodak Co.	139,900	2,048
Media - 1.5%
Scripps Networks Interactive, Inc. Class A	121,940	4,943
The Walt Disney Co.	78,200	2,373
Time Warner, Inc.	591,860	8,475
		15,791
Multiline Retail - 0.2%
Kohl's Corp. (a)	30,800	1,291
Target Corp.	8,620	390
		1,681
Specialty Retail - 2.1%
Abercrombie & Fitch Co. Class A	17,700	977
Best Buy Co., Inc. (d)	52,700	2,093
Lowe's Companies, Inc.	419,900	8,532
PetSmart, Inc.	109,600	2,489
Staples, Inc.	207,682	4,673
Tiffany & Co., Inc.	34,100	1,289
Williams-Sonoma, Inc.	70,200	1,224
		21,277
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.2%
Polo Ralph Lauren Corp. Class A	30,545	$ 1,807
TOTAL CONSUMER DISCRETIONARY		67,253
CONSUMER STAPLES - 8.3%
Beverages - 0.8%
Molson Coors Brewing Co. Class B	57,200	3,087
PepsiCo, Inc.	72,300	4,812
		7,899
Food & Staples Retailing - 3.5%
China Nepstar Chain Drugstore Ltd. ADR	87,000	677
CVS Caremark Corp.	302,700	11,049
Sysco Corp.	159,600	4,526
Wal-Mart Stores, Inc.	344,000	20,165
		36,417
Food Products - 2.0%
Kraft Foods, Inc. Class A	132,900	4,229
McCormick & Co., Inc. (non-vtg.)	74,500	2,987
Nestle SA sponsored ADR	289,700	12,689
		19,905
Household Products - 1.0%
Colgate-Palmolive Co.	67,450	5,010
Procter & Gamble Co.	84,655	5,543
		10,553
Tobacco - 1.0%
Philip Morris International, Inc.	204,500	10,562
TOTAL CONSUMER STAPLES		85,336
ENERGY - 12.5%
Energy Equipment & Services - 6.9%
BJ Services Co.	98,100	2,884
Cameron International Corp. (a)(d)	430,200	20,546
Diamond Offshore Drilling, Inc.	27,823	3,319
Halliburton Co.	239,007	10,712
Helmerich & Payne, Inc.	47,366	2,801
Nabors Industries Ltd. (a)	84,800	3,092
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd. (NY Shares)	171,885	$ 17,464
Smith International, Inc.	138,100	10,272
		71,090
Oil, Gas & Consumable Fuels - 5.6%
Chesapeake Energy Corp.	151,400	7,593
EOG Resources, Inc.	30,800	3,096
Exxon Mobil Corp.	291,675	23,459
Hess Corp.	73,400	7,443
Peabody Energy Corp.	42,800	2,895
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	54,500	2,498
Petroplus Holdings AG	25,352	1,023
Plains Exploration & Production Co. (a)	66,800	3,739
Range Resources Corp.	30,300	1,471
Ultra Petroleum Corp. (a)	37,610	2,685
Valero Energy Corp.	71,780	2,398
		58,300
TOTAL ENERGY		129,390
FINANCIALS - 13.8%
Capital Markets - 5.9%
Ameriprise Financial, Inc.	85,780	3,646
Bank of New York Mellon Corp.	184,700	6,557
Charles Schwab Corp.	383,900	8,787
Franklin Resources, Inc.	35,300	3,552
Goldman Sachs Group, Inc.	10,100	1,859
Janus Capital Group, Inc.	173,300	5,258
Lehman Brothers Holdings, Inc.	127,460	2,210
Merrill Lynch & Co., Inc.	78,400	2,089
Morgan Stanley	105,900	4,181
SEI Investments Co.	55,800	1,285
State Street Corp.	226,946	16,258
T. Rowe Price Group, Inc.	90,100	5,392
		61,074
Commercial Banks - 0.8%
PNC Financial Services Group, Inc.	40,800	2,909
Synovus Financial Corp.	220,900	2,101
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp, Delaware	20,700	$ 634
Wells Fargo & Co.	65,600	1,986
		7,630
Consumer Finance - 0.7%
American Express Co.	27,600	1,025
Capital One Financial Corp.	24,200	1,013
Discover Financial Services	46,100	675
SLM Corp. (a)	239,400	4,101
		6,814
Diversified Financial Services - 2.0%
Bank of America Corp.	585,820	19,273
CIT Group, Inc.	49,000	416
Citigroup, Inc.	66,700	1,247
		20,936
Insurance - 4.1%
ACE Ltd.	139,900	7,093
American International Group, Inc.	696,233	18,137
Berkshire Hathaway, Inc. Class A (a)	55	6,295
Everest Re Group Ltd.	33,461	2,737
Fidelity National Financial, Inc. Class A	56,500	755
Hartford Financial Services Group, Inc.	37,330	2,366
MBIA, Inc. (d)	39,700	235
National Financial Partners Corp. (d)	87,478	1,824
Prudential Financial, Inc.	45,400	3,131
		42,573
Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc.	158,896	2,395
Real Estate Management & Development - 0.0%
Xinyuan Real Estate Co. Ltd. ADR	22,000	123
Thrifts & Mortgage Finance - 0.1%
Freddie Mac	81,200	663
TOTAL FINANCIALS		142,208
HEALTH CARE - 12.9%
Biotechnology - 3.2%
Amgen, Inc. (a)	117,637	7,368
Biogen Idec, Inc. (a)	62,870	4,386
Celgene Corp. (a)	64,332	4,856
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Cephalon, Inc. (a)	54,200	$ 3,965
Genentech, Inc. (a)	39,560	3,768
Gilead Sciences, Inc. (a)	63,148	3,409
Myriad Genetics, Inc. (a)	24,300	1,616
PDL BioPharma, Inc.	215,291	2,405
Vertex Pharmaceuticals, Inc. (a)	54,000	1,863
		33,636
Health Care Equipment & Supplies - 3.8%
Alcon, Inc.	12,000	2,069
American Medical Systems Holdings, Inc. (a)	141,935	2,338
Baxter International, Inc.	131,700	9,036
Becton, Dickinson & Co.	18,338	1,557
C.R. Bard, Inc.	24,800	2,302
China Medical Technologies, Inc. sponsored ADR	23,500	1,126
Covidien Ltd.	164,344	8,092
Medtronic, Inc.	167,600	8,854
Mindray Medical International Ltd. sponsored ADR	50,400	2,013
St. Jude Medical, Inc. (a)	42,900	1,998
		39,385
Health Care Providers & Services - 2.1%
Henry Schein, Inc. (a)	157,900	8,457
Medco Health Solutions, Inc. (a)	122,300	6,064
Tenet Healthcare Corp. (a)	298,164	1,726
UnitedHealth Group, Inc.	134,948	3,789
Universal Health Services, Inc. Class B	23,500	1,425
		21,461
Pharmaceuticals - 3.8%
Abbott Laboratories	102,100	5,752
Allergan, Inc.	61,500	3,194
Barr Pharmaceuticals, Inc. (a)	17,000	1,122
Bristol-Myers Squibb Co.	205,245	4,335
Johnson & Johnson	109,410	7,491
Merck & Co., Inc.	188,994	6,218
Schering-Plough Corp.	96,500	2,034
Shire PLC sponsored ADR	33,800	1,701
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	32,700	$ 1,466
Wyeth	138,580	5,615
		38,928
TOTAL HEALTH CARE		133,410
INDUSTRIALS - 12.4%
Aerospace & Defense - 3.9%
General Dynamics Corp.	40,500	3,610
Honeywell International, Inc.	160,560	8,163
Lockheed Martin Corp.	68,800	7,178
Precision Castparts Corp.	41,700	3,896
United Technologies Corp.	272,320	17,423
		40,270
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	61,100	2,945
FedEx Corp.	37,800	2,980
		5,925
Airlines - 0.2%
Delta Air Lines, Inc. (a)	139,725	1,054
UAL Corp.	147,900	1,229
		2,283
Commercial Services & Supplies - 0.2%
Manpower, Inc.	35,300	1,694
Electrical Equipment - 1.6%
Alstom SA	23,400	2,619
Evergreen Solar, Inc. (a)	303,800	2,837
Gamesa Corporacion Tecnologica, SA	59,300	2,819
Q-Cells AG (a)(d)	30,900	2,994
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	67,900	2,272
Vestas Wind Systems AS (a)	24,900	3,247
		16,788
Industrial Conglomerates - 1.7%
General Electric Co.	294,645	8,336
McDermott International, Inc. (a)	108,200	5,158
Siemens AG sponsored ADR	36,540	4,435
		17,929
Machinery - 2.0%
Caterpillar, Inc.	85,500	5,944
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Danaher Corp.	91,000	$ 7,248
Eaton Corp.	80,600	5,726
Ingersoll-Rand Co. Ltd. Class A	44,000	1,584
		20,502
Road & Rail - 2.2%
Landstar System, Inc.	83,245	4,211
Norfolk Southern Corp.	62,100	4,466
Union Pacific Corp.	154,000	12,696
YRC Worldwide, Inc. (a)	99,700	1,685
		23,058
TOTAL INDUSTRIALS		128,449
INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 4.9%
Cisco Systems, Inc. (a)	930,140	20,454
Comverse Technology, Inc. (a)	154,900	2,320
Corning, Inc.	331,160	6,627
Harris Corp.	74,000	3,563
Infinera Corp.	19,700	222
Juniper Networks, Inc. (a)	127,280	3,313
Nokia Corp. sponsored ADR	43,000	1,175
QUALCOMM, Inc.	184,080	10,187
Research In Motion Ltd. (a)	22,550	2,770
		50,631
Computers & Peripherals - 3.0%
Apple, Inc. (a)	105,400	16,753
EMC Corp. (a)	153,300	2,301
Hewlett-Packard Co.	235,392	10,546
SanDisk Corp. (a)	96,800	1,365
		30,965
Internet Software & Services - 1.9%
DealerTrack Holdings, Inc. (a)	25,900	404
eBay, Inc. (a)	206,053	5,186
Google, Inc. Class A (sub. vtg.) (a)	23,253	11,016
Move, Inc. (a)	409,546	954
Yahoo!, Inc. (a)	76,810	1,528
		19,088
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 1.4%
Paychex, Inc. (d)	91,580	$ 3,015
Satyam Computer Services Ltd. sponsored ADR	129,400	2,761
The Western Union Co.	197,100	5,448
Visa, Inc.	48,500	3,543
		14,767
Office Electronics - 0.2%
Canon, Inc.	44,100	2,016
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc. (a)	149,100	628
Applied Materials, Inc.	785,100	13,598
ARM Holdings PLC sponsored ADR	167,400	949
Broadcom Corp. Class A (a)	43,300	1,052
FormFactor, Inc. (a)	39,600	689
Intel Corp.	43,300	961
Intersil Corp. Class A	20,400	492
KLA-Tencor Corp.	63,900	2,402
Lam Research Corp. (a)	122,000	4,013
Samsung Electronics Co. Ltd.	1,690	935
		25,719
Software - 4.5%
Adobe Systems, Inc. (a)	145,900	6,033
Electronic Arts, Inc. (a)	38,200	1,649
Microsoft Corp.	960,260	24,702
Nintendo Co. Ltd.	4,300	1,987
Oracle Corp. (a)	486,750	10,480
Quest Software, Inc. (a)	137,200	2,073
		46,924
TOTAL INFORMATION TECHNOLOGY		190,110
MATERIALS - 2.7%
Chemicals - 1.9%
Albemarle Corp.	57,430	2,236
Monsanto Co.	71,800	8,552
Praxair, Inc.	77,800	7,292
W.R. Grace & Co. (a)	65,400	1,685
		19,765
Metals & Mining - 0.8%
Alcoa, Inc.	116,800	3,942
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Barrick Gold Corp.	91,400	$ 3,871
Timminco Ltd. (a)	32,600	771
		8,584
TOTAL MATERIALS		28,349
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	614,968	18,947
Level 3 Communications, Inc. (a)(d)	735,800	2,502
Verizon Communications, Inc.	42,400	1,443
		22,892
Wireless Telecommunication Services - 0.9%
America Movil SAB de CV Series L sponsored ADR	39,200	1,979
American Tower Corp. Class A (a)	155,470	6,514
Sprint Nextel Corp.	78,400	638
		9,131
TOTAL TELECOMMUNICATION SERVICES		32,023
UTILITIES - 1.4%
Electric Utilities - 1.1%
Exelon Corp.	145,700	11,455
Independent Power Producers & Energy Traders - 0.3%
Constellation Energy Group, Inc.	39,200	3,260
TOTAL UTILITIES		14,715
TOTAL COMMON STOCKS (Cost $905,858)		951,243
Convertible Preferred Stocks - 0.6%

FINANCIALS - 0.6%
Capital Markets - 0.0%
Lehman Brothers Holdings, Inc. Series Q, 8.75%	580	384
Commercial Banks - 0.3%
East West Bancorp, Inc. Series A, 8.00%	800	625
Wachovia Corp. 7.50%	2,200	1,926
		2,551
Convertible Preferred Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	9,100	$ 427
Insurance - 0.2%
American International Group, Inc. Series A, 8.50%	27,600	1,580
Thrifts & Mortgage Finance - 0.1%
Fannie Mae 8.75%	41,600	1,009
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,282)		5,951
U.S. Treasury Obligations - 0.2%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 1.61% 10/9/08 (Cost $1,994)	$ 2,000	1,994
Money Market Funds - 9.5%
	Shares
Fidelity Cash Central Fund, 2.35% (b)	87,647,965	87,648
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	11,325,250	11,325
TOTAL MONEY MARKET FUNDS (Cost $98,973)		98,973
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $1,015,107)		1,058,161
NET OTHER ASSETS - (2.3)%		(24,007)
NET ASSETS - 100%		$ 1,034,154
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,160
Fidelity Securities Lending Cash Central Fund	97
Total	$ 1,257
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,026,468,000. Net unrealized appreciation aggregated $31,693,000, of which $121,890,000 related to appreciated investment securities and $90,197,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Value Fund

July 31, 2008

1.804828.104

VAL-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.7%
Auto Components - 1.0%
ArvinMeritor, Inc. (d)	1,503,889	$ 20,769
Gentex Corp.	1,437,360	22,222
Johnson Controls, Inc.	2,194,649	66,191
The Goodyear Tire & Rubber Co. (a)	3,123,900	61,322
		170,504
Automobiles - 1.3%
Bayerische Motoren Werke AG (BMW)	115,800	5,201
Fiat SpA	1,376,800	23,687
Ford Motor Co. (a)(d)	12,500,500	60,002
Harley-Davidson, Inc.	563,700	21,330
Nissan Motor Co. Ltd.	2,913,684	22,429
Renault SA	778,245	64,601
Winnebago Industries, Inc. (d)(e)	2,370,291	30,245
		227,495
Diversified Consumer Services - 1.2%
Corinthian Colleges, Inc. (a)(d)	650,400	10,244
H&R Block, Inc.	4,949,500	120,421
Hillenbrand, Inc.	2,315,440	53,602
Regis Corp.	401,000	11,224
Service Corp. International	1,849,100	17,696
		213,187
Hotels, Restaurants & Leisure - 2.0%
Brinker International, Inc.	4,837,100	88,954
Carnival Corp. unit	2,910,000	107,495
DineEquity, Inc.	146,300	3,380
Pinnacle Entertainment, Inc. (a)(d)	650,300	7,348
Royal Caribbean Cruises Ltd.	4,519,120	115,147
Starwood Hotels & Resorts Worldwide, Inc.	97,550	3,345
Vail Resorts, Inc. (a)(d)	574,500	23,198
		348,867
Household Durables - 4.6%
Black & Decker Corp. (d)	2,197,336	131,884
Centex Corp.	3,613,400	53,045
Ethan Allen Interiors, Inc. (d)(e)	2,721,954	68,321
Jarden Corp. (a)(d)	2,297,960	55,220
KB Home	773,900	13,613
La-Z-Boy, Inc. (d)	1,695,400	12,512
Leggett & Platt, Inc. (d)	5,285,050	103,058
Newell Rubbermaid, Inc.	2,113,700	34,939
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Pulte Homes, Inc.	2,167,800	$ 26,469
Sealy Corp., Inc. (d)	3,735,244	25,512
Tempur-Pedic International, Inc. (d)	1,712,500	16,080
The Stanley Works	3,188,900	141,842
Whirlpool Corp.	1,474,300	111,605
		794,100
Leisure Equipment & Products - 1.4%
Brunswick Corp. (e)	5,565,208	71,791
Eastman Kodak Co. (d)	10,458,400	153,111
Pool Corp. (d)	910,498	20,104
		245,006
Media - 2.8%
Cinemark Holdings, Inc. (d)	4,383,577	64,263
Gannett Co., Inc. (d)	2,338,300	42,370
Informa PLC	2,364,600	20,367
Lamar Advertising Co. Class A (a)(d)	1,203,201	45,698
Live Nation, Inc. (a)(d)	1,827,962	23,069
Omnicom Group, Inc.	1,474,000	62,925
R.H. Donnelley Corp. (a)(d)	2,672,600	4,143
Regal Entertainment Group Class A (d)	3,859,438	64,260
Scripps Networks Interactive, Inc. Class A	3,858,576	156,427
WPP Group PLC	542,000	5,145
		488,667
Multiline Retail - 0.3%
Macy's, Inc.	759,400	14,284
Sears Holdings Corp. (a)(d)	529,841	42,917
		57,201
Specialty Retail - 4.6%
Advance Auto Parts, Inc.	704,400	28,944
AnnTaylor Stores Corp. (a)	2,602,640	58,690
Asbury Automotive Group, Inc. (e)	2,073,233	20,546
AutoNation, Inc. (a)(d)	1,409,200	14,543
AutoZone, Inc. (a)	732,700	95,463
Chico's FAS, Inc. (a)(d)	1,842,200	10,261
Foot Locker, Inc. (d)	1,691,013	25,467
Group 1 Automotive, Inc. (d)(e)	1,549,900	30,456
OfficeMax, Inc. (e)	4,420,911	56,411
PetSmart, Inc.	5,596,933	127,106
Pier 1 Imports, Inc. (a)(e)	5,330,600	19,723
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Select Comfort Corp. (a)(d)	1,843,805	$ 3,651
Sherwin-Williams Co. (d)	860,300	45,811
Staples, Inc.	3,468,733	78,046
Talbots, Inc. (d)	242,400	3,396
The Children's Place Retail Stores, Inc. (a)(d)	1,105,661	42,070
The Men's Wearhouse, Inc.	792,100	15,771
Williams-Sonoma, Inc. (d)(e)	6,473,749	112,902
		789,257
Textiles, Apparel & Luxury Goods - 0.5%
Liz Claiborne, Inc. (e)	6,188,500	80,884
VF Corp.	130,100	9,313
		90,197
TOTAL CONSUMER DISCRETIONARY		3,424,481
CONSUMER STAPLES - 4.8%
Beverages - 0.4%
Carlsberg AS:
Series A (d)	140,900	11,441
Series B	218,700	17,750
SABMiller PLC	1,758,100	36,351
		65,542
Food & Staples Retailing - 1.6%
Rite Aid Corp. (a)(d)	16,795,468	21,498
SUPERVALU, Inc.	2,536,700	64,990
Sysco Corp.	5,980,300	169,601
Winn-Dixie Stores, Inc. (a)	1,334,956	21,212
		277,301
Food Products - 0.9%
Cermaq ASA	1,298,500	13,194
Leroy Seafood Group ASA (d)	1,182,500	22,199
Marine Harvest ASA (a)(d)	56,214,000	39,826
Tyson Foods, Inc. Class A (d)	5,651,400	84,206
		159,425
Household Products - 0.5%
Energizer Holdings, Inc. (a)	1,137,126	81,123
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 1.4%
Avon Products, Inc.	5,980,200	$ 253,554
TOTAL CONSUMER STAPLES		836,945
ENERGY - 8.4%
Energy Equipment & Services - 2.5%
BJ Services Co.	2,169,087	63,771
Calfrac Well Services Ltd.	574,400	15,024
ENSCO International, Inc.	238,500	16,490
Nabors Industries Ltd. (a)	1,094,540	39,907
National Oilwell Varco, Inc. (a)	1,382,539	108,709
Patterson-UTI Energy, Inc.	986,341	28,032
Smith International, Inc.	1,041,800	77,489
Weatherford International Ltd. (a)	2,429,096	91,650
		441,072
Oil, Gas & Consumable Fuels - 5.9%
Boardwalk Pipeline Partners, LP	2,483,629	58,763
Cabot Oil & Gas Corp.	2,248,800	98,970
Canadian Natural Resources Ltd.	769,100	60,102
Chesapeake Energy Corp.	867,200	43,490
Copano Energy LLC	1,117,138	35,011
El Paso Pipeline Partners LP	244,604	4,770
Energy Transfer Equity LP	1,423,946	42,320
EOG Resources, Inc.	829,300	83,370
EXCO Resources, Inc. (a)	2,347,800	61,160
Foundation Coal Holdings, Inc.	679,350	40,353
Hess Corp.	972,800	98,642
NuStar Energy LP	230,660	10,587
Petrohawk Energy Corp. (a)	892,700	29,745
Plains Exploration & Production Co. (a)	390,300	21,845
Southwestern Energy Co. (a)	554,400	20,130
Suncor Energy, Inc.	1,766,000	96,006
Talisman Energy, Inc.	682,800	12,211
Ultra Petroleum Corp. (a)	1,328,355	94,818
Valero Energy Corp.	3,003,700	100,354
Western Gas Partners LP	349,333	5,485
		1,018,132
TOTAL ENERGY		1,459,204
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 17.5%
Capital Markets - 1.9%
Bank of New York Mellon Corp.	1,300,382	$ 46,164
Fortress Investment Group LLC (d)	2,522,728	29,920
Greenhill & Co., Inc. (d)	65,000	3,993
Janus Capital Group, Inc.	1,265,600	38,398
Legg Mason, Inc.	1,613,270	65,095
Lehman Brothers Holdings, Inc.	1,490,600	25,847
State Street Corp.	433,600	31,063
T. Rowe Price Group, Inc.	867,200	51,902
TD Ameritrade Holding Corp. (a)	2,208,750	43,976
		336,358
Commercial Banks - 3.4%
Associated Banc-Corp. (d)	1,605,258	26,792
Boston Private Financial Holdings, Inc. (d)	1,345,826	10,538
Fifth Third Bancorp (d)	6,298,700	87,993
KeyCorp	5,298,000	55,894
PNC Financial Services Group, Inc.	585,200	41,719
Prosperity Bancshares, Inc.	271,000	8,699
Sterling Financial Corp., Washington	491,685	3,678
Susquehanna Bancshares, Inc., Pennsylvania (d)	1,038,525	14,872
U.S. Bancorp, Delaware	1,464,800	44,838
UCBH Holdings, Inc. (d)	3,546,023	15,993
UnionBanCal Corp.	1,477,432	79,368
Wachovia Corp. (d)	7,407,567	127,929
Zions Bancorp (d)	2,560,038	74,932
		593,245
Consumer Finance - 1.0%
Capital One Financial Corp. (d)	3,385,900	141,734
Discover Financial Services	1,951,300	28,587
		170,321
Diversified Financial Services - 1.8%
Bank of America Corp.	2,964,860	97,544
Bolsa de Mercadorias & Futuros - BM&F SA	434,300	3,830
CIT Group, Inc.	3,792,462	32,160
Citigroup, Inc.	1,170,500	21,877
Deutsche Boerse AG	86,700	9,870
JPMorgan Chase & Co.	3,181,600	129,268
KKR Financial Holdings LLC	1,330,080	13,660
		308,209
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 2.0%
AMBAC Financial Group, Inc.	2,379,600	$ 5,997
American International Group, Inc.	2,052,600	53,470
LandAmerica Financial Group, Inc. (d)	54,200	623
Maiden Holdings Ltd. (f)	833,900	5,821
Marsh & McLennan Companies, Inc.	4,119,651	116,380
MBIA, Inc. (d)	2,013,100	11,938
Principal Financial Group, Inc.	1,428,245	60,715
Willis Group Holdings Ltd.	1,577,500	49,328
XL Capital Ltd.	2,771,600	49,584
		353,856
Real Estate Investment Trusts - 5.0%
Alexandria Real Estate Equities, Inc.	490,900	50,690
Annaly Capital Management, Inc.	650,200	9,799
CapitalSource, Inc. (d)	3,207,747	37,274
Chimera Investment Corp.	704,500	5,418
Developers Diversified Realty Corp.	1,426,118	45,579
Digital Realty Trust, Inc. (d)	1,433,092	61,494
General Growth Properties, Inc.	2,963,150	81,220
HCP, Inc.	2,390,500	86,225
Highwoods Properties, Inc. (SBI)	1,499,200	54,721
Kimco Realty Corp.	1,480,600	52,250
Public Storage	1,247,334	102,144
Simon Property Group, Inc.	577,100	53,457
SL Green Realty Corp. (d)	487,700	40,645
Tanger Factory Outlet Centers, Inc.	476,990	17,811
UDR, Inc.	2,603,346	66,489
Vornado Realty Trust (d)	1,042,600	99,120
		864,336
Real Estate Management & Development - 0.8%
Brookfield Properties Corp.	2,504,900	47,293
CB Richard Ellis Group, Inc. Class A (a)(d)	5,235,123	73,553
The St. Joe Co. (d)	481,600	16,870
		137,716
Thrifts & Mortgage Finance - 1.6%
Fannie Mae	4,256,800	48,953
Freddie Mac	3,022,800	24,696
Hudson City Bancorp, Inc.	4,349,000	79,413
MGIC Investment Corp.	601,000	3,846
New York Community Bancorp, Inc. (d)	4,269,700	70,962
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
People's United Financial, Inc.	910,400	$ 15,459
Washington Federal, Inc.	1,841,124	34,245
		277,574
TOTAL FINANCIALS		3,041,615
HEALTH CARE - 5.9%
Biotechnology - 0.6%
Cephalon, Inc. (a)	1,031,900	75,494
Cubist Pharmaceuticals, Inc. (a)	932,009	21,119
Molecular Insight Pharmaceuticals, Inc. (a)	232,300	1,961
		98,574
Health Care Equipment & Supplies - 0.4%
American Medical Systems Holdings, Inc. (a)	953,700	15,707
Boston Scientific Corp. (a)	1,517,200	18,040
Hill-Rom Holdings, Inc. (d)	964,728	27,099
Stryker Corp.	162,600	10,437
		71,283
Health Care Providers & Services - 2.7%
AmerisourceBergen Corp.	892,723	37,378
Brookdale Senior Living, Inc. (d)	2,107,319	32,158
Community Health Systems, Inc. (a)	3,370,600	111,162
Emeritus Corp. (a)	497,125	8,377
HealthSouth Corp. (a)(d)	3,324,023	54,580
McKesson Corp.	759,900	42,547
Quest Diagnostics, Inc. (d)	390,100	20,738
UnitedHealth Group, Inc.	173,400	4,869
Universal Health Services, Inc. Class B	2,306,880	139,843
VCA Antech, Inc. (a)	650,300	18,950
		470,602
Health Care Technology - 0.4%
IMS Health, Inc.	3,243,731	67,794
Pharmaceuticals - 1.8%
Alpharma, Inc. Class A (a)(d)(e)	3,373,578	76,614
Barr Pharmaceuticals, Inc. (a)	2,384,465	157,327
Mylan, Inc. (d)	1,842,600	23,899
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Schering-Plough Corp.	2,232,650	$ 47,064
Sepracor, Inc. (a)	821,800	14,365
		319,269
TOTAL HEALTH CARE		1,027,522
INDUSTRIALS - 10.8%
Aerospace & Defense - 0.4%
Heico Corp. Class A	526,371	14,917
Honeywell International, Inc.	1,064,100	54,099
		69,016
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	1,952,700	123,176
Airlines - 0.1%
Delta Air Lines, Inc. (a)	1,833,600	13,825
Building Products - 0.7%
Masco Corp.	6,168,700	101,722
Owens Corning (a)	1,105,400	28,751
		130,473
Commercial Services & Supplies - 3.1%
ACCO Brands Corp. (a)(e)	4,502,091	38,583
Allied Waste Industries, Inc. (a)	17,588,908	212,826
Consolidated Graphics, Inc. (a)(e)	808,914	27,099
Copart, Inc. (a)	260,200	11,412
Manpower, Inc.	366,980	17,615
Monster Worldwide, Inc. (a)	466,100	8,269
R.R. Donnelley & Sons Co.	3,460,434	92,394
The Brink's Co.	1,920,517	132,439
		540,637
Construction & Engineering - 0.7%
Chicago Bridge & Iron Co. NV (NY Shares)	622,800	20,409
Dycom Industries, Inc. (a)(e)	4,096,900	65,018
URS Corp. (a)	761,047	31,903
		117,330
Electrical Equipment - 0.1%
Cooper Industries Ltd. Class A	444,300	18,736
Zumtobel AG	216,800	3,871
		22,607
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 3.1%
Albany International Corp. Class A	1,893,585	$ 54,346
Briggs & Stratton Corp. (d)(e)	2,603,700	35,254
Cummins, Inc.	195,100	12,943
Eaton Corp.	496,950	35,303
Illinois Tool Works, Inc.	2,889,500	135,373
Ingersoll-Rand Co. Ltd. Class A	1,084,000	39,024
Navistar International Corp. (a)	856,200	47,947
Pentair, Inc.	3,410,400	118,068
Sulzer AG (Reg.)	348,150	41,741
Vallourec SA	19,011	5,661
Wabash National Corp.	1,355,987	12,611
		538,271
Marine - 0.0%
Alexander & Baldwin, Inc.	173,400	7,524
Safe Bulkers, Inc.	98,500	1,867
		9,391
Road & Rail - 1.3%
Canadian National Railway Co.	912,100	48,097
Con-way, Inc. (e)	2,630,700	133,008
Ryder System, Inc. (d)	590,798	38,969
		220,074
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (a)(d)	1,287,500	17,227
W.W. Grainger, Inc. (d)	336,100	30,084
		47,311
Transportation Infrastructure - 0.3%
Macquarie Infrastructure Co. LLC (d)	2,033,969	45,602
TOTAL INDUSTRIALS		1,877,713
INFORMATION TECHNOLOGY - 16.5%
Communications Equipment - 0.9%
Alcatel-Lucent SA sponsored ADR (d)	11,297,265	67,897
Motorola, Inc.	8,122,700	70,180
Powerwave Technologies, Inc. (a)(d)	4,570,400	18,739
		156,816
Computers & Peripherals - 1.3%
Gemalto NV (a)	227,600	8,583
NCR Corp. (a)	3,755,920	100,884
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
NetApp, Inc. (a)	3,810,315	$ 97,354
SanDisk Corp. (a)	911,500	12,852
Western Digital Corp. (a)	139,900	4,028
		223,701
Electronic Equipment & Instruments - 4.9%
Agilent Technologies, Inc. (a)	4,620,751	166,624
Arrow Electronics, Inc. (a)	5,579,460	179,770
Avnet, Inc. (a)	6,025,153	164,246
Cogent, Inc. (a)	216,776	2,198
Flextronics International Ltd. (a)	16,393,000	146,389
Ingram Micro, Inc. Class A (a)	1,875,900	34,573
Itron, Inc. (a)(d)	519,597	47,974
Tyco Electronics Ltd.	3,576,567	118,527
		860,301
Internet Software & Services - 0.9%
Google, Inc. Class A (sub. vtg.) (a)	9,800	4,643
VeriSign, Inc. (a)	2,054,600	66,857
Yahoo!, Inc. (a)	3,973,500	79,033
		150,533
IT Services - 1.8%
Accenture Ltd. Class A	552,800	23,085
Lender Processing Services, Inc. (a)	325,200	10,845
NeuStar, Inc. Class A (a)(d)	650,900	13,656
The Western Union Co.	6,191,200	171,125
Unisys Corp. (a)	13,487,486	49,769
Visa, Inc.	740,100	54,072
		322,552
Office Electronics - 1.2%
Xerox Corp.	15,141,910	206,536
Semiconductors & Semiconductor Equipment - 4.4%
Applied Materials, Inc.	5,725,400	99,164
ASML Holding NV (NY Shares)	3,416,866	77,870
Atmel Corp. (a)	9,040,400	31,913
Fairchild Semiconductor International, Inc. (a)(e)	12,182,010	148,011
Integrated Device Technology, Inc. (a)	4,315,300	43,239
Lam Research Corp. (a)	325,200	10,696
LSI Corp. (a)	3,380,500	23,461
Maxim Integrated Products, Inc.	2,167,900	42,578
MKS Instruments, Inc. (a)	1,698,970	34,999
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
National Semiconductor Corp.	8,674,300	$ 181,727
Standard Microsystems Corp. (a)(e)	1,348,232	35,755
Varian Semiconductor Equipment Associates, Inc. (a)	1,131,849	33,073
		762,486
Software - 1.1%
Electronic Arts, Inc. (a)	2,480,906	107,126
Fair Isaac Corp.	865,121	19,258
Misys PLC	5,741,518	19,347
Parametric Technology Corp. (a)	1,442,900	27,949
THQ, Inc. (a)	693,592	10,529
		184,209
TOTAL INFORMATION TECHNOLOGY		2,867,134
MATERIALS - 3.1%
Chemicals - 1.3%
Albemarle Corp.	1,531,051	59,604
Arkema sponsored ADR	435,800	22,357
Chemtura Corp.	11,256,977	73,395
FMC Corp.	162,600	12,093
Georgia Gulf Corp.	554,283	1,607
H.B. Fuller Co.	1,542,500	38,563
W.R. Grace & Co. (a)	607,000	15,642
		223,261
Containers & Packaging - 0.7%
Ball Corp.	1,153,000	51,401
Owens-Illinois, Inc. (a)	1,097,214	46,346
Rock-Tenn Co. Class A	719,311	25,572
		123,319
Metals & Mining - 1.1%
Alcoa, Inc.	2,515,240	84,889
Barrick Gold Corp.	359,500	15,225
Eldorado Gold Corp. (a)	846,400	6,911
Goldcorp, Inc.	108,400	4,039
Lihir Gold Ltd. (a)	6,169,928	15,803
Newcrest Mining Ltd.	776,981	21,569
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Newmont Mining Corp.	157,800	$ 7,568
Randgold Resources Ltd. sponsored ADR	481,466	24,641
		180,645
TOTAL MATERIALS		527,225
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	1,421,340	43,791
Cbeyond, Inc. (a)	216,934	3,727
Cincinnati Bell, Inc. (a)	6,247,695	24,366
Embarq Corp.	834,700	38,204
Qwest Communications International, Inc.	19,843,584	76,001
Telefonica SA sponsored ADR	97,600	7,596
Verizon Communications, Inc.	2,194,900	74,714
Vimpel Communications sponsored ADR	227,600	5,742
		274,141
Wireless Telecommunication Services - 0.5%
Crown Castle International Corp. (a)	832,400	31,798
Sprint Nextel Corp.	7,547,600	61,437
		93,235
TOTAL TELECOMMUNICATION SERVICES		367,376
UTILITIES - 8.1%
Electric Utilities - 5.0%
Allegheny Energy, Inc.	3,156,163	152,758
American Electric Power Co., Inc.	1,611,500	63,654
Edison International	2,055,280	99,352
Entergy Corp.	1,369,460	146,423
Exelon Corp.	687,650	54,063
FirstEnergy Corp.	1,437,400	105,721
FPL Group, Inc.	1,261,600	81,411
PPL Corp.	3,635,732	170,734
		874,116
Independent Power Producers & Energy Traders - 2.3%
AES Corp. (a)	3,282,100	52,973
Constellation Energy Group, Inc.	1,382,559	114,974
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
NRG Energy, Inc. (a)(d)	3,572,000	$ 129,628
Reliant Energy, Inc. (a)	5,082,983	92,053
		389,628
Multi-Utilities - 0.8%
CMS Energy Corp.	1,845,600	24,916
Public Service Enterprise Group, Inc.	2,657,200	111,071
Sempra Energy	119,200	6,694
		142,681
TOTAL UTILITIES		1,406,425
TOTAL COMMON STOCKS (Cost $19,396,226)		16,835,640
Preferred Stocks - 1.0%

Convertible Preferred Stocks - 0.9%
FINANCIALS - 0.9%
Capital Markets - 0.4%
Legg Mason, Inc. 7.00%	446,200	17,719
Lehman Brothers Holdings, Inc.:
Series P, 7.25%	52,200	33,930
Series Q, 8.75%	29,400	19,478
		71,127
Commercial Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	44,300	34,551
Diversified Financial Services - 0.1%
CIT Group, Inc. Series C, 8.75%	157,700	7,399
Citigroup, Inc. Series T, 6.50%	394,148	17,293
		24,692
Thrifts & Mortgage Finance - 0.2%
Fannie Mae 8.75%	1,162,900	28,200
TOTAL FINANCIALS		158,570
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
Fannie Mae Series S, 8.25%	591,326	$ 9,928
Freddie Mac Series Z, 8.375%	571,535	9,688
		19,616
TOTAL PREFERRED STOCKS (Cost $256,930)		178,186
Investment Companies - 0.2%

Ares Capital Corp. (Cost $48,783)	2,914,585	33,314
Money Market Funds - 7.5%

Fidelity Cash Central Fund, 2.35% (b)	322,963,025	322,963
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	977,111,241	977,111
TOTAL MONEY MARKET FUNDS (Cost $1,300,074)		1,300,074
TOTAL INVESTMENT PORTFOLIO - 105.6% (Cost $21,002,013)		18,347,214
NET OTHER ASSETS - (5.6)%		(967,605)
NET ASSETS - 100%		$ 17,379,609
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,821,000 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 5,382
Fidelity Securities Lending Cash Central Fund	10,750
Total	$ 16,132
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ACCO Brands Corp.	$ 67,487	$ 19,973	$ -	$ -	$ 38,583
Alpharma, Inc. Class A	69,563	-	-	-	76,614
Ares Capital Corp.	32,105	34,679	19,471	3,604	-
Asbury Automotive Group, Inc.	38,002	-	-	1,866	20,546
Briggs & Stratton Corp.	58,609	-	-	1,718	35,254
Brunswick Corp.	124,160	-	-	3,339	71,791
Con-way, Inc.	75,603	36,345	-	713	133,008
Consolidated Graphics, Inc.	-	39,153	-	-	27,099
Cott Corp.	26,523	-	9,888	-	-
Dycom Industries, Inc.	110,347	2,858	-	-	65,018
Ethan Allen Interiors, Inc.	63,888	17,987	-	1,701	68,321
Fairchild Semiconductor International, Inc.	154,421	56,342	-	-	148,011
Foundation Coal Holdings, Inc.	105,348	5,073	136,734	346	-
Group 1 Automotive, Inc.	48,124	-	-	651	30,456
Intermec, Inc.	145,508	-	125,925	-	-
Liz Claiborne, Inc.	152,323	13,341	-	942	80,884
MGI Pharma, Inc.	137,620	-	163,711	-	-
OfficeMax, Inc.	122,042	14,765	-	1,989	56,411
Pier 1 Imports, Inc.	-	24,206	-	-	19,723
Polaris Industries, Inc.	96,993	-	86,699	1,499	-
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Standard Microsystems Corp.	$ 52,581	$ -	$ -	$ -	$ 35,755
The Brink's Co.	207,248	-	99,894	1,119	-
Williams-Sonoma, Inc.	136,453	47,823	-	2,055	112,902
Winnebago Industries, Inc.	61,106	-	-	853	30,245
Total	$ 2,086,054	$ 312,545	$ 642,322	$ 22,395	$ 1,050,621
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $21,022,785,000. Net unrealized depreciation aggregated $2,675,571,000, of which $1,834,135,000 related to appreciated investment securities and $4,509,706,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2008
By:	/s/Jeffrey Christian
Jeffrey Christian
Chief Financial Officer

Date:	September 29, 2008